Carrying Amount of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill beginning balance		$ 12,505
Additions from acquisitions	12,505
Goodwill ending balance	$ 12,505	$ 12,505